Policyholders' Liabilities (Guaranteed Minimum Crediting Rate) (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 2,774,315	$ 2,699,934
1 - 50 bps above guaranteed minimum | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	50	50
1 - 50 bps above guaranteed minimum | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	1	1
51 - 150 bps above guaranteed minimum | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	150	150
51 - 150 bps above guaranteed minimum | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	51	51
Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	150	150
Variable Annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates		$ 344,945	$ 365,751
Variable / Universal Life
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates		2,052,065	$ 2,023,030
Less than 1.00% | Variable Annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
Less than 1.00% | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
Less than 1.00% | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Less than 1.00% | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Less than 1.00% | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Less than 1.00% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 705	$ 1,143
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
Less than 1.00% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 705	$ 1,143
Less than 1.00% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Less than 1.00% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Less than 1.00% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1.00% - 1.99% | Variable Annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 194,144	$ 204,544
1.00% - 1.99% | Variable Annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1.00% - 1.99% | Variable Annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1.00% - 1.99% | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 192,551	$ 202,917
1.00% - 1.99% | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1,593	1,627
1.00% - 1.99% | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1.00% - 1.99% | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1.00% - 1.99% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 448,775	$ 410,341
1.00% - 1.99% | Variable / Universal Life | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1.00% - 1.99% | Variable / Universal Life | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1.00% - 1.99% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 56,396	$ 48,298
1.00% - 1.99% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1.00% - 1.99% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	105,883	0
1.00% - 1.99% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	286,496	362,043
2.00% - 2.99% | Variable Annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 1,812	$ 1,901
2.00% - 2.99% | Variable Annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2.00% - 2.99% | Variable Annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2.00% - 2.99% | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 1,812	$ 1,901
2.00% - 2.99% | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2.00% - 2.99% | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2.00% - 2.99% | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2.00% - 2.99% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 359,245	$ 342,081
2.00% - 2.99% | Variable / Universal Life | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2.00% - 2.99% | Variable / Universal Life | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2.00% - 2.99% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 4,433	$ 679
2.00% - 2.99% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	15,602	0
2.00% - 2.99% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	203,101	288,371
2.00% - 2.99% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	136,109	53,031
3.00% - 4.00% | Variable Annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 133,200	$ 142,452
3.00% - 4.00% | Variable Annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
3.00% - 4.00% | Variable Annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3.00% - 4.00% | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 132,969	$ 142,452
3.00% - 4.00% | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	231	0
3.00% - 4.00% | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3.00% - 4.00% | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3.00% - 4.00% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 592,420	$ 596,354
3.00% - 4.00% | Variable / Universal Life | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
3.00% - 4.00% | Variable / Universal Life | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3.00% - 4.00% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 156,567	$ 142,942
3.00% - 4.00% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	633	390,853
3.00% - 4.00% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	435,220	62,559
3.00% - 4.00% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Greater than 4.00% | Variable Annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 125	$ 120
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
Greater than 4.00% | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 125	$ 120
Greater than 4.00% | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Greater than 4.00% | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Greater than 4.00% | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Greater than 4.00% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 377,674	$ 362,150
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
Greater than 4.00% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 377,674	$ 362,150
Greater than 4.00% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Greater than 4.00% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Greater than 4.00% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Total | Variable Annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	329,281	349,017
Total | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	327,457	347,390
Total | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1,824	1,627
Total | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Total | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Total | Variable / Universal Life
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1,778,819	1,712,069
Total | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	595,775	555,212
Total | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	16,235	390,853
Total | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	744,204	350,930
Total | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 422,605	$ 415,074